Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table summarizes by category the gross carrying value and accumulated depreciation of fixed assets (in thousands):

	March 31, 2017	June 30, 2016
	(Unaudited)
Facility under capital lease	$20,000	$20,000
Equipment under capital lease	6,000	6,000
Facility improvements	332	42
Medical equipment	867	-
Office equipment and software	161	137
	27,360	26,179
Accumulated depreciation – assets under capital lease	(1,500)	(571)
Accumulated depreciation – other	(66)	(34)
	(1,566)	(605)
Net fixed assets	$25,794	$25,574

The following table summarizes by category the gross carrying value and accumulated depreciation of fixed assets (in thousands):

	June 30, 2016	June 30, 2015
Facility under capital lease	$20,000	$-
Equipment under capital lease	6,000	-
Facility improvements	42	-
Office equipment and software	137	40
	26,179	40
Accumulated depreciation – assets under capital lease	(571)	-
Accumulated depreciation – other	(34)	(27)
	(605)	(27)
Net fixed assets	$25,574	$13